Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents Text Block Abstract
Cash and cash equivalents

5.      Cash and cash equivalents

	December 31, 2022	December 31, 2021
Cash on hand and petty cash	$7,957	$9,549
Checking accounts	130,362	18,244
Demand deposits	22,858,058	6,416,955
Time deposits	6,871,187	12,559,077
	29,867,564	19,003,825
Transferred to financial assets at amortized cost	(6,871,187)	(9,059,077)
	$22,996,377	$9,944,748

a)      The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.

b)      As of December 31, 2022 and December 31, 2021, range of interest rate of time deposits was 0.22%~3.80% and 0.18%~1.75%, respectively. Some of time deposits provided as guarantees and with maturity over three months were reclassified as “financial assets at amortized cost” based on its nature. Details of the Group’s time deposits transferred to investments in debt instruments without active market are provided in Note 7.

c)      Details of time deposits pledged to others as collaterals are provided in Note 38.